Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation
Schedule of the stock-based compensation

	Year Ended December 31,
	2018	2019	2020

	(In thousands)
Cost of revenues	$3,522	$5,251	$5,384
Sales and marketing	6,837	9,828	9,983
Product development	21,187	28,628	33,093
General and administrative	9,465	17,582	18,645
Total	$41,011	$61,289	$67,105

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2017	18,540
Addition	—
Granted*	(1,597)
Cancelled/expired/forfeited	350

December 31, 2018	17,293
Addition	—
Granted*	(2,411)
Cancelled/expired/forfeited	222

December 31, 2019	15,104
Addition	—
Granted*	(3,040)
Cancelled/expired/forfeited	431

December 31, 2020	12,495

*     For the years ended December 31, 2018, 2019 and 2020, 1.6 million, 2.4 million and 2.5 million restricted share units were granted under the 2014 Plan, respectively. Options of 0.5 million were granted during the year ended December 31, 2020.

Summary of option activities under the Company's stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2017	437	$3.24	2.0	$43,800
Granted	—	$—
Exercised	(248)	$3.14
Cancelled/expired/forfeited	(5)	$1.16

December 31, 2018	184	$3.45	1.5	$10,089
Granted	—	$—
Exercised	(95)	$3.41
Cancelled/expired/forfeited	—	$—

December 31, 2019	89	$3.49	0.7	$3,799
Granted	482	$32.68
Exercised	(16)	$3.47
Cancelled/expired/forfeited	(4)	$30.96

December 31, 2020	551	$28.85	5.8	$6,683

Vested and expected to vest as of December 31, 2019	89	$3.49	0.7	$3,799
Exercisable as of December 31, 2019	89	$3.49	0.7	$3,799

Vested and expected to vest as of December 31, 2020	503	$28.50	5.7	$6,294
Exercisable as of December 31, 2020	72	$3.50	0.2	$2,707

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2019
$ 3.43 - $3.50	89	$3.49	89	$3.49	0.7
As of December 31, 2020
$ 3.43 - $3.50	72	$3.50	72	$3.50	0.2
$ 32.68 - $32.68	479	$32.68	—	$—	—
	551	$28.85	72	$3.50	0.2

Performance-Based Restricted Share Units
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
December 31, 2017	129	$50.32
Awarded	191	$86.63
Vested	(126)	$50.32
Cancelled	(190)	$86.90

December 31, 2018	4	$87.14
Awarded	98	$64.33
Vested	(4)	$87.14
Cancelled	(39)	$69.14

December 31, 2019	59	$61.17
Awarded	46	$36.49
Vested	(54)	$60.16
Cancelled	(34)	$36.49

December 31, 2020	17	$36.49

Service-Based Restricted Share Units
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
December 31, 2017	3,267	$25.45
Awarded	1,406	$68.18
Vested	(1,757)	$21.59
Cancelled	(160)	$44.00

December 31, 2018	2,756	$48.62
Awarded	2,313	$45.49
Vested	(1,374)	$37.60
Cancelled	(183)	$48.48

December 31, 2019	3,512	$50.89
Awarded	2,512	$33.50
Vested	(1,307)	$49.12
Cancelled	(393)	$44.96

December 31, 2020	4,324	$41.86